Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LAUDUS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 29, 2016
Laudus Mondrian International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Laudus Mondrian International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its investment objective primarily by investing in equity securities of non-U.S. large capitalization issuers, including the securities of emerging market companies, that, in the subadviser's opinion, are undervalued at the time of purchase based on fundamental value analysis employed by the subadviser. Normally, the fund will invest primarily in common stocks. The fund may purchase securities of non-U.S. issuers directly or indirectly in the form of American, European or Global depositary receipts or other securities representing underlying shares of non-U.S. issuers. The fund may also purchase other investment funds, including, but not limited to, registered funds, including exchange-traded funds (ETFs), unregistered funds and real estate investment trusts (REITs).

For purposes of investments to be made by the fund, large capitalization companies are currently defined by the subadviser to mean issuers that have a market capitalization of more than $7.5 billion at the time of purchase. This level is subject to market movements and is regularly reviewed by the subadviser. Typically, the fund invests in securities of approximately 30-40 companies.

Under normal circumstances, the fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in equity securities.

The subadviser's approach in selecting investments for the fund is primarily oriented to individual stock selection and is value driven. In selecting stocks for the fund, the subadviser identifies those stocks that it believes will provide capital appreciation over a market cycle, taking into consideration movements in the price of the individual security and the impact of currency fluctuation on a United States domiciled, dollar-based investor. The subadviser conducts fundamental research on a global basis in order to identify securities that, in the subadviser's opinion, have the potential for long-term capital appreciation. This research effort generally centers on a value-oriented dividend discount methodology with respect to individual securities and market analysis that isolates value across country boundaries. The approach focuses on future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being received today. In addition, the analysis typically includes a comparison of the values and current market prices of different possible investments. The subadviser's general management strategy emphasizes long-term holding of securities, although securities may be sold in the subadviser's discretion without regard to the length of time they have been held.

The fund may invest in securities issued in any currency and may hold foreign currency. The fund may carry out hedging activities and may invest in forward foreign currency exchange contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency. Under normal circumstances, hedging is undertaken defensively back into the base currency of the fund.

The fund may invest in derivative instruments, principally futures contracts. The fund typically uses derivatives as a substitute for taking a position in the underlying asset or as part of a strategy designed to reduce exposure to other risks. The fund may lend its securities to certain financial institutions to earn additional income.

The fund may also invest in investment- and below investment-grade debt securities issued by government or corporate entities.

The fund may buy and sell portfolio securities actively. As a result, the fund's portfolio turnover rate and transaction costs will rise, which may lower fund performance and may increase the likelihood of capital gain distributions.

		For temporary defensive purposes, during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The fund is subject to risks, any of which could cause an investor to lose money. The fund's principal risks include:

Market Risk. Equity and fixed income markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Management Risk. As with all actively managed funds, the fund is subject to the risk that its subadviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. Poor stock selection or a focus on securities in a particular sector may cause the fund to underperform its benchmark or other funds with a similar investment objective.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Large-Cap Risk. The fund's investments in large-cap stocks will reflect the risks associated with the large-cap segment of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — mid- or small-cap stocks, for instance — the performance of the fund’s investments in large-cap securities will lag these investments.

Foreign Investment Risk. The fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund's investments, and could impair the fund's ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets.

Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there will tend to be an increased risk of price volatility associated with the fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.

Currency Risk. As a result of the fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the fund would be adversely affected.

Derivatives Risk. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund's use of derivatives could reduce the fund's performance, increase its volatility, and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Fixed Income Risk. Interest rates rise and fall over time, which will affect the fund's yield and share price. A change in a central bank's monetary policy or improving economic conditions may result in an increase in interest rates.  A sharp rise in interest rates could cause the fund to lose value. The credit quality of a portfolio investment could also cause the fund's share price to fall. The fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause the fund to hold securities paying lower than market rates of interest, which could hurt the fund's yield or share price. Below investment-grade bonds (junk bonds) involve greater risks than investment-grade securities.

Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Real Estate Investment Trusts (REITs) Risk. The fund may invest in REITs. The fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, access to capital, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses.

Exchange-Traded Fund (ETF) Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF's expenses. In addition, lack of liquidity in the market for an ETF's shares can result in its value being more volatile than the underlying portfolio of securities.

Leverage Risk. Certain fund transactions, such as derivatives, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any increase or decrease in the value of the fund's portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the fund.

Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.

		For more information on the risks of investing in the fund please see the "Fund details" section in the prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, any of which could cause an investor to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.csimfunds.com/laudusfunds_prospectus.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compared to that of an index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.csimfunds.com/laudusfunds_prospectus
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns (%) as of 12/31
Annual Return Caption [Text]	rr_AnnualReturnCaption	Investor Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 18.42% Q2 2009 Worst Quarter: (17.85%) Q1 2009 Year-to-date performance (non-annualized and before taxes) of the fund's Investor Shares as of 6/30/2016: 0.71%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns as of 12/31/15
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures are shown for one share class only, and would be different for the other share classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share classes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Laudus Mondrian International Equity Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a % of the amount sold or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	0.90%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 year	rr_ExpenseExampleYear01	$ 92
3 years	rr_ExpenseExampleYear03	303
5 years	rr_ExpenseExampleYear05	549
10 years	rr_ExpenseExampleYear10	$ 1,255
Label	rr_AverageAnnualReturnLabel	Before taxes
1 year	rr_AverageAnnualReturnYear01	(1.74%)
5 years	rr_AverageAnnualReturnYear05	4.11%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.28%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 16, 2008
Laudus Mondrian International Equity Fund | Select
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a % of the amount sold or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.18%
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	1.03%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Select Shares
1 year	rr_ExpenseExampleYear01	$ 105
3 years	rr_ExpenseExampleYear03	344
5 years	rr_ExpenseExampleYear05	619
10 years	rr_ExpenseExampleYear10	$ 1,404
Label	rr_AverageAnnualReturnLabel	Before taxes
1 year	rr_AverageAnnualReturnYear01	(1.86%)
5 years	rr_AverageAnnualReturnYear05	4.02%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.38%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 16, 2008
Laudus Mondrian International Equity Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a % of the amount sold or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	1.26%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Investor Shares
1 year	rr_ExpenseExampleYear01	$ 128
3 years	rr_ExpenseExampleYear03	416
5 years	rr_ExpenseExampleYear05	742
10 years	rr_ExpenseExampleYear10	$ 1,664
2009	rr_AnnualReturn2009	18.97%
2010	rr_AnnualReturn2010	0.13%
2011	rr_AnnualReturn2011	(5.86%)
2012	rr_AnnualReturn2012	10.25%
2013	rr_AnnualReturn2013	20.36%
2014	rr_AnnualReturn2014	(1.42%)
2015	rr_AnnualReturn2015	(2.19%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance (non-annualized and before taxes)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.85%)
Label	rr_AverageAnnualReturnLabel	Before taxes
1 year	rr_AverageAnnualReturnYear01	(2.19%)
5 years	rr_AverageAnnualReturnYear05	3.79%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.60%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 16, 2008
Laudus Mondrian International Equity Fund | After taxes on distributions | Investor
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions
1 year	rr_AverageAnnualReturnYear01	(3.36%)
5 years	rr_AverageAnnualReturnYear05	2.15%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.69%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 16, 2008
Laudus Mondrian International Equity Fund | After taxes on distributions and sale of shares | Investor
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions and sale of shares
1 year	rr_AverageAnnualReturnYear01	0.09%
5 years	rr_AverageAnnualReturnYear05	3.38%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.10%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 16, 2008
Laudus Mondrian International Equity Fund | Comparative Index (reflects no deduction for expenses or taxes) MSCI EAFE Index (Net)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Comparative Index (reflects no deduction for expenses or taxes) MSCI EAFE Index (Net)
1 year	rr_AverageAnnualReturnYear01	(0.81%)	[2]
5 years	rr_AverageAnnualReturnYear05	3.60%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.56%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 16, 2008
Laudus Mondrian International Equity Fund | Comparative Index (reflects no deduction for expenses or taxes) MSCI EAFE Value Index (Net)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Comparative Index (reflects no deduction for expenses or taxes) MSCI EAFE Value Index (Net)
1 year	rr_AverageAnnualReturnYear01	(5.68%)	[2]
5 years	rr_AverageAnnualReturnYear05	2.55%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.30%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 16, 2008

[1]	The investment adviser has contractually agreed to limit the total annual fund operating expenses (excluding interest, taxes, and certain non-routine expenses) of the fund to 0.90%, 1.05%, and 1.30% for the Institutional, Select and Investor classes, respectively, until at least July 30, 2018. During this term, the agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the fund to the investment adviser during the next two fiscal years to the extent that the repayment will not cause the fund’s total annual fund operating expenses to exceed the limit (as stated in the agreement) during the respective year. The investment adviser may, but is not required to, extend the agreement for additional years. The total annual fund operating expenses shown do not include proxy related expenses. If such expenses had been included, total annual fund operating expenses after expense reduction would have been 0.91%, 1.04%, 1.26% for the Institutional, Select and Investor classes, respectively.
[2]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.